Summary of Awards Authorized (Detail) (Performance Based Shares)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Awarded	263,292	279,831	182,816
Potential Number of Performance-Based Shares to be Vested	263,292	279,831	73,125
Potential Number of Performance-Based Shares to be Vested period	2014	2013
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential Number of Performance-Based Shares to be Vested period			2012
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential Number of Performance-Based Shares to be Vested period			2014